Merger (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 17, 2023	Sep. 30, 2023	Dec. 31, 2022		Sep. 29, 2023	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2017
Merger (Details) [Line Items]
Share Outstanding			139,153,144
Converted shares		2,615,000	2,615,000
Preferred stock, par value (in Dollars per share)		$ 0.01	$ 0.01
Conversion of Stock, Shares Issued	2,702
Shares of new envoy		8,695,000	8,695,000
Sponsor forfeited shares		5,510,000	5,510,000
Warrant shares		14,166,666	8,695,000				7,545,000
Sponsor exchanged shares		2,500,000	2,500,000
Shares of forfeiture		2,500,000	2,500,000
Share consideration		8,512	8,512
Warrant exercisable shares							263,000
Purchase transaction price (in Dollars per share)		$ 10	$ 10
Purchase cost (in Dollars)		$ 10,000,000	$ 10
Preferred stock shares issued			4,500,000
Contributed additional (in Dollars)		$ 1,000,000	$ 1,000,000
Additional shares		100,000	100,000
Unvested shares		1,000,000
Class A Common Stock [Member]
Merger (Details) [Line Items]
Share Outstanding			8,850,526
Converted shares		20,000,000	20,000,000
Shares of new envoy		1,272,055	1,272,055
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	[1]	$ 0.0001		$ 0.0001	[1]
Warrant exercisable price (in Dollars per share)		$ 11.5	$ 11.5
Forward purchase shares		490,000	490,000
Warrant exercisable shares		3,874,394	3,874,394
Unvested shares			1,000,000
New Envoy Class A Common Stock [Member]
Merger (Details) [Line Items]
Share Outstanding		139,153,144
Converted shares		8,850,526
Converted shares		4,874,707
Envoy Preferred Stock [Member]
Merger (Details) [Line Items]
Conversion of Stock, Shares Issued		4,000,000	4,000,000
Class B Common Stock [Member]
Merger (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Merger (Details) [Line Items]
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	[1]			$ 0.0001	[1]
Forward purchase shares		1,000,000	1,000,000
Preferred stock shares issued		4,500,000	0	[1]			0	[1]	2,000,000
Class A Common Stock [Member]
Merger (Details) [Line Items]
Warrant shares		14,166,666	14,166,666
Sponsor [Member] | Class A Common Stock [Member]
Merger (Details) [Line Items]
Warrant shares		12,500,000	12,500,000
GAT Funding LLC [Member] | Series A Preferred Stock [Member]
Merger (Details) [Line Items]
Preferred stock shares issued		1,000,000
Warrant [Member] | New Envoy Class A Common Stock [Member]
Merger (Details) [Line Items]
Converted shares		2,702
Business Combination Agreement [Member]
Merger (Details) [Line Items]
Business combination shares		14,999,990	14,999,990
Business combination per share (in Dollars per share)		$ 10	$ 10
Net of transaction costs (in Dollars)		$ 11,700,000	$ 11,700,000
Business Combination Agreement [Member] | Class A Common Stock [Member]
Merger (Details) [Line Items]
Business combination shares		0.063603	0.063603

[1]	The number of shares of redeemable convertible preferred stock, Series A Preferred Stock and Class A Common stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger. See Note 1 — Nature of the Business and Basis of Presentation for more information.